Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss) from continuing operations	$ (88,924)	$ (46,509)	$ (4,740)
Net income (loss) from discontinuing operations	4,018	3,584	1,512
Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share (in shares)	36,214	25,450	25,135
Effect of dilutive securities:
Stock-options and warrants	$ 0	$ 0	$ 0
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share (in shares)	36,214	25,450	25,135
Earnings (loss) per ordinary share (Basic)
Continuing Operations	$ (2.45)	$ (1.83)	$ (0.19)
Discontinued Operations	$ 0.11	$ 0.14	$ 0.06
Net income (loss)	$ (2.34)	$ (1.69)	$ (0.13)
Earnings (loss) per share (diluted) :
Continuing Operations	$ (2.45)	$ (1.83)	$ (0.19)
Discontinued Operations	$ 0.11	$ 0.14	$ 0.06
Net income (loss)	$ (2.34)	$ (1.69)	$ (0.13)